Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Schedule of intangible assets

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2021	42,677	2,642	1,288	46,607
Additions through business combinations (Note 27)	26,455	430	70	26,955
Additions – separately acquired	587	6	119	712
Transferred to Assets held for sale (Note 18)	(1,266)	(47)	–	(1,313)
Disposals	(801)	(402)	(23)	(1,226)
Exchange and other adjustments	(1,062)	(18)	(22)	(1,102)
At 31 December 2021	66,590	2,611	1,432	70,633
Additions through business combinations (Note 27)	–	46	–	46
Additions – separately acquired	2,051	12	105	2,168
Disposals	(57)	(105)	(36)	(198)
Exchange and other adjustments	(1,799)	(122)	(106)	(2,027)
At 31 December 2022	66,785	2,442	1,395	70,622
Additions through business combinations (Note 27)	65	35	–	100
Additions – separately acquired	2,530	200	170	2,900
Disposals	(669)	–	(14)	(683)
Exchange and other adjustments	496	30	24	550
At 31 December 2023	69,207	2,707	1,575	73,489
Amortisation and impairment losses
At 1 January 2021	22,564	2,128	968	25,660
Amortisation for year	2,908	172	63	3,143
Impairment charges	2,067	–	18	2,085
Transferred to Assets held for sale (Note 18)	(931)	(14)	–	(945)
Disposals	(797)	(402)	(21)	(1,220)
Exchange and other adjustments	(535)	(21)	(26)	(582)
At 31 December 2021	25,276	1,863	1,002	28,141
Amortisation for year	3,899	181	76	4,156
Impairment charges	236	82	–	318
Impairment reversals	(77)	–	(17)	(94)
Disposals	(55)	(105)	(20)	(180)
Exchange and other adjustments	(887)	(76)	(63)	(1,026)
At 31 December 2022	28,392	1,945	978	31,315
Amortisation for year	3,771	75	80	3,926
Impairment charges	434	–	–	434
Disposals	(667)	–	(12)	(679)
Exchange and other adjustments	336	41	27	404
At 31 December 2023	32,266	2,061	1,073	35,400
Net book value
At 31 December 2021	41,314	748	430	42,492
At 31 December 2022	38,393	497	417	39,307
At 31 December 2023	36,941	646	502	38,089

	2023	2022	2021
	$m	$m	$m
Net book value
Current intangible assets	–	–	105
Non-current intangible assets	38,089	39,307	42,387
At 31 December	38,089	39,307	42,492

Summary of amortisation charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2021
Cost of sales	66	–	–	66
Research and development expense	–	33	–	33
Selling, general and administrative expense	2,842	138	63	3,043
Other operating income and expense	–	1	–	1
Total	2,908	172	63	3,143
Year ended 31 December 2022
Cost of sales	32	–	–	32
Research and development expense	–	30	–	30
Selling, general and administrative expense	3,867	151	76	4,094
Total	3,899	181	76	4,156
Year ended 31 December 2023
Cost of sales	32	–	–	32
Research and development expense	–	28	–	28
Selling, general and administrative expense	3,739	47	80	3,866
Total	3,771	75	80	3,926

Summary of impairment charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2021
Research and development expense	1,464	–	–	1,464
Selling, general and administrative expense	603	–	18	621
Total	2,067	–	18	2,085
Year ended 31 December 2022
Research and development expense	95	–	–	95
Selling, general and administrative expense	64	82	(17)	129
Total	159	82	(17)	224
Year ended 31 December 2023
Research and development expense	417	–	–	417
Selling, general and administrative expense	17	–	–	17
Total	434	–	–	434

Summary of significant intangible assets

	Carrying value	Remaining amortisation
	$m	period
C5 franchise (Soliris/Ultomiris) intangible assets arising from the acquisition of Alexion	14,356	4 to 12 years
Intangible assets arising from the acquisition of Acerta Pharma	4,335	9 years
Strensiq, Kanuma, Andexxa intangible assets arising from the acquisition of Alexion	4,147	9 to 15 years
Enhertu intangible assets acquired from Daiichi Sankyo	2,831	10 years
Intangible asset products in development arising from the acquisition of Alexion[1]	2,489	Not amortised
Intangible assets arising from the acquisition of ZS Pharma Inc.	1,838	8 years
Other intangible assets acquired from Daiichi Sankyo[1]	989	Not amortised
Baxdrostat intangible asset acquired from CinCor Pharma, Inc.[1]	780	Not amortised
Airsupra intangible asset	524	11 years
Intangible assets arising from the restructuring of a historical joint venture with MSD	472	3 to 6 years
Farxiga/Forxiga intangible assets acquired from BMS	426	3 years
Intangible assets arising from the acquisition of Pearl Therapeutics, Inc	412	5 to 6 years
Monalizumab intangible assets acquired from Innate Pharma[1]	370	Not amortised
RSV franchise assets arising from the acquisition of MedImmune	305	2 years
Rare disease portfolio assets acquired from Pfizer[1]	300	Not amortised

1	Assets in development are not amortised but are tested annually for impairment.